Receivables, Net - Schedule of Receivables (Details) (10K) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables, gross	$ 20,924	$ 14,391
Less: Allowance for doubtful accounts	(1,013)	(705)
Receivables, net	19,911	13,686
Contracts in Transit and Vehicle Receivables [Member]
Receivables, gross	15,528	9,350
Manufacturer Receivables [Member]
Receivables, gross	3,555	3,900
Finance and Other Receivables [Member]
Receivables, gross	$ 1,841	$ 1,141